Short-term Loans (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Short-Term Loans [Line Items]
Short-term loan	¥ 55,941		$ 8,245	¥ 56,000
Short term debt term	1 year
Weighted average interest rate	3.50%		3.50%	3.50%
Lines of credit for the short-term loans
Working capital loans